Shareholders' Equity (Details)		12 Months Ended
	Oct. 08, 2020 shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares
Preferred Stock, Shares Authorized		10,000,000	10,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001	$ 0.0001
Preferred Stock, Shares Issued		0	0
Preferred Stock, Shares Outstanding		0	0
Common Stock, Shares Authorized		1,500,000,000	1,500,000,000
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001	$ 0.0001
Common Stock, Shares, Issued		664,183,318	415,700,000
Common Stock, Shares, Outstanding		655,075,355	415,700,000
Class A common stock
Common Stock, Shares Authorized		1,500,000,000
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001
Common Stock, Shares, Issued	664,152,068	664,183,318
Common Stock, Shares, Outstanding	655,057,192
Number of shares available for future issuance		85,818,750
Warrants to purchase shares of the common stock		58,500,000
Number of votes entitled per share		one
Class A common stock | Senior PIK Note
Number of shares issuable upon conversion of notes		100,000,000
Class B Common Stock
Common Stock, Shares, Outstanding	27,500,000
Conversion ratio	1	1